Leases - Schedule of Supplemental Lease Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Cash flows used for operating leases	$ (35.0)	$ (47.0)	$ (42.0)
Non-cash additions in operating lease right-of-use assets	$ 28.0	$ 16.0	$ 3.0
Weighted average discount rate	2.85%	2.58%	2.42%
Weighted average remaining lease term (in years)	14 years 2 months 26 days	15 years 2 months 15 days	15 years 2 months 12 days